Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock | Initial Public Offering
Stock issuance cost	$ 3,455	$ 3,683	$ 8,379
Common Stock | At-the-Market Offering
Stock issuance cost		$ 285
Series B Redeemable Convertible Preferred Stock
Stock issuance cost				$ 54